SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

20   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (‘‘the 2016 Plan’’) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the ‘‘Awards’’) to key employees and directors. The maximum aggregate number of ordinary shares, which may be subject to Awards under the Plan, is 56,707,560 ordinary shares, provided, however, that the maximum number of unallocated ordinary shares which may be issuable pursuant to Awards are subject to certain automatic approval mechanism up to 3% of total issued and outstanding ordinary shares of the Company, if and whenever the unallocated ordinary shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company’s total issued and outstanding ordinary shares.

Settlement of liability-classified restricted shares award

During the years ended December 31, 2023, 2024 and 2025, the Company issued 1,035,704, 1,839,320 and 405,120 respectively, fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB12,914, RMB16,929 and RMB10,970 for the years ended December 31, 2023, 2024 and 2025, respectively.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In August 2023, August 2024, January 2025 and August 2025, the Company granted non-vested restricted shares of 21,918,552, 19,076,032, 3,000,000 and 15,788,952 respectively, to employees, officers and directors. The restricted share awards contained service conditions and market conditions or performance conditions. For restricted shares granted, the value of the restricted shares was determined by the fair value of the restricted shares on the grant date, when all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service conditions and market conditions attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. For restricted shares with market conditions, the probability to achieve market conditions is reflected in the grant date fair value.

On July 22, 2023, the Compensation Committee of the Board of the Company approved the resolution of amendment to the restricted shares (the “2023 Modification”). This modification pertained to 1,124 recipients of these restricted shares. Cancellation of 9,820,069 restricted shares accompanied by the concurrent grant of 8,239,864 replacement restricted shares is accounted for as a modification of the terms of the cancelled restricted shares (“modified restricted shares”). The incremental compensation cost of RMB204,946 is measured as the excess of the fair value of the modified restricted shares over the fair value of the original restricted shares at the modification date.

In 2024, the Company granted 1,331,192 fully vested restricted shares to its employees, officers and directors as compensation for the services rendered. The value of restricted shares was immediately recognized as compensation expense according to the share price as of grant date.

In 2025, the Compensation Committee of the Board of the Company approved the resolution to modify certain service conditions and immediately vest 911,941 outstanding restricted shares held by 64 recipients (the “2025 Modification”). The total incremental compensation cost of RMB13,206 is recognized on the modification date.

A summary of the restricted share activity is as follows:

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2023	38,534,512	32.2
Granted (Note a)	31,194,120	11.9
Vested	(4,788,176)	16.1
Forfeited (Note b)	(15,943,658)	45.9

Unvested at December 31, 2023 and January 1, 2024	48,996,888	16.4
Granted	22,246,544	11.3
Vested	(18,907,368)	16.0
Forfeited	(4,898,088)	27.5

Unvested at December 31, 2024	47,437,976	13.0
Granted (Note c)	20,106,013	29.9
Vested	(15,888,952)	16.7
Forfeited (Note d)	(9,163,941)	16.1

Unvested at December 31, 2025	42,491,096	18.9

Note a:Including the restricted shares of 8,239,864 granted in the 2023 Modification.

Note b:Including the restricted shares of 9,820,069 cancelled in the 2023 Modification.

Note c:Including the restricted shares of 911,941 granted in the 2025 Modification.

Note d:Including the restricted shares of 911,941 cancelled in the 2025 Modification.

The Company recognized share-based compensation expenses of RMB336,616, RMB296,487 and RMB283,376 for the years ended December 31, 2023, 2024 and 2025, respectively, for the restricted share awards. As of December 31, 2025, total unrecognized compensation expense relating to the unvested shares was RMB436,133. The expense is expected to be recognized over a weighted average period of 1.78 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2023, 2024 and 2025.

Total intrinsic value of restricted shares vested was RMB56,674, RMB201,716 and RMB355,641, respectively, for the years ended December 31, 2023, 2024 and 2025. Aggregate intrinsic value of unvested restricted shares as of December 31, 2025 was RMB1,740,496.

The fair value of the non - vested restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	July 2023	August 2023	August 2024	August 2025
Risk-free rate of return	4.94% - 5.50%	4.66%	4.01%	3.68%
Volatility	66.64% - 67.86%	61.40%	65.18%	63.01%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price at grant date	US$1.5000	US$1.6025	US$1.3963	US$4.2650
	(RMB10.7)	(RMB11.4)	(RMB10.0)	(RMB30.49)
Expected term	0.767 - 1.767 years	1 – 3 years	1 – 3 years	1 – 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Years ended December 31,
	2023	2024	2025

Costs of revenue	116,467	92,402	64,294
Selling and marketing expenses	43,765	25,033	33,237
General and administrative expenses	162,866	165,648	178,568
Research and development expenses	9,546	9,207	7,277
Others, net (Note)	3,972	4,197	—
Total share-based compensation expenses	336,616	296,487	283,376

Note:	Represent the share-based compensation expenses included in management support service fees charged to discontinued operations.